Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary Of Basic And Diluted Loss Per Share
Details of the calculation of basic and diluted loss per share are as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Loss for the period	(70,632)	(8,691)
Dilutive effects on earnings per share	—	—

Total loss for basic and diluted earnings per share	(70,632)	(8,691)

Number of shares	June 30, 2023	June 30, 2022
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	175,512	161,977

(In Euros)	June 30, 2023	June 30, 2022
Basic and diluted losses per share	(0.40)	(0.05)